HSBC Holdings statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Interest received	$ 55,664	$ 40,175	$ 45,578
Interest paid	22,856	12,695	17,440
Dividends received	1,638	1,898	1,158
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received	2,410	1,636	1,952
Interest paid	3,813	2,724	3,166
Dividends received	$ 9,478	$ 11,404	$ 8,156